AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 99.7%
Communication Services - 10.0%
Converge ICT Solutions, Inc. (Philippines)*	228,000	$132,421
Kingsoft Corp., Ltd. (China)	1,300	4,141
KINX, Inc. (South Korea)	3,000	135,306
Megacable Holdings SAB de CV (Mexico)	23,300	70,287
The One Enterprise Public Co., Ltd. (Thailand)*	262,600	96,852
Railtel Corp. of India, Ltd. (India)	61,300	67,688
Sarana Menara Nusantara Tbk PT (Indonesia)	1,383,500	103,070
TIME dotCom Bhd (Malaysia)	91,300	93,195

Total Communication Services		702,960
Consumer Discretionary - 16.9%
AEON Motor Co., Ltd. (Taiwan)	45,800	83,415
Afya, Ltd., Class A (Brazil)*,1	8,000	115,280
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	26,701	97,917
Despegar.com Corp. (Argentina)*	3,000	36,600
Dixon Technologies India, Ltd. (India)	600	33,901
Grupo SBF, S.A. (Brazil)*	19,900	105,413
JUMBO SA (Greece)	3,300	49,168
K Car Co., Ltd. (South Korea)	4,900	130,761
Koreacenter Co., Ltd. (South Korea)*	25,100	132,639
momo.com, Inc. (Taiwan)	2,110	68,583
OPAP, S.A. (Greece)	6,700	97,527
Tam Jai International Co., Ltd. (Hong Kong)*	292,600	98,440
Varroc Engineering, Ltd. (India)*,2	12,300	55,780
YesAsia Holdings, Ltd. (Hong Kong)	563,000	84,229

Total Consumer Discretionary		1,189,653
Consumer Staples - 0.0%
Yihai International Holding, Ltd. (China)	1,100	3,124
Energy - 3.1%
Aegis Logistics, Ltd. (India)	44,100	118,883
AKR Corporindo Tbk PT (Indonesia)	1,613,900	102,020

Total Energy		220,903
Financials - 10.2%
Bangkok Commercial Asset Management PCL (Thailand)	126,600	78,133
BSE, Ltd. (India)	5,100	63,176
ICICI Securities, Ltd. (India)[2]	15,100	123,327
JM Financial, Ltd. (India)	106,600	94,468
Nippon Life India Asset Management, Ltd. (India)[2]	34,700	158,555
Patria Investments, Ltd., Class A (Cayman Islands)	6,200	110,422
	Shares	Value

Transaction Capital, Ltd. (South Africa)	27,100	$91,709

Total Financials		719,790
Health Care - 11.3%
Blau Farmaceutica, S.A. (Brazil)	17,900	108,091
Bora Pharmaceuticals Co., Ltd. (Taiwan)	14,900	91,720
Dian Diagnostics Group Co., Ltd., Class A (China)	32,800	149,528
Lotus Pharmaceutical Co., Ltd. (Taiwan)	17,800	83,288
Poly Medicure, Ltd. (India)	6,600	82,512
Selvita, S.A. (Poland)*	5,700	101,768
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	45,500	92,751
Universal Vision Biotechnology Co., Ltd. (Taiwan)	8,500	82,512

Total Health Care		792,170
Industrials - 5.9%
Bizlink Holding, Inc. (Taiwan)	6,800	69,740
Container Corp. Of India, Ltd. (India)	8,500	74,945
Cowintech Co., Ltd. (South Korea)	7,519	183,100
IndiaMart InterMesh, Ltd. (India)[2]	600	33,981
KEI Industries, Ltd. (India)	2,500	41,292
TCI Express, Ltd. (India)	600	13,447

Total Industrials		416,505
Information Technology - 35.2%
Accton Technology Corp. (Taiwan)	18,600	143,016
Alchip Technologies, Ltd. (Taiwan)	2,500	94,451
Brogent Technologies, Inc. (Taiwan)*	25,900	106,144
Chinasoft International, Ltd. (China)	171,300	140,408
Chroma ATE, Inc. (Taiwan)	9,000	56,124
Computer Age Management Services, Ltd. (India)	2,700	81,941
Cyient, Ltd. (India)	9,500	115,601
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	7,651	79,933
Elite Material Co., Ltd. (Taiwan)	13,000	115,424
Green World FinTech Service Co., Ltd. (Taiwan)	4,155	101,686
Hyundai Ezwel Co., Ltd. (South Korea)	16,200	132,549
Koh Young Technology, Inc. (South Korea)	7,400	114,872
LiveChat Software, S.A. (Poland)	3,500	84,984
Locaweb Servicos de Internet, S.A. (Brazil)*,2	50,400	106,918
Metrodata Electronics Tbk PT (Indonesia)	2,171,800	102,538
Razer, Inc. (Singapore)*,2	435,900	141,323
Sasken Technologies, Ltd. (India)	8,500	102,391
Tong Hsing Electronic Industries, Ltd. (Taiwan)	13,900	138,594
TOTVS, S.A. (Brazil)	16,959	130,228
Venustech Group, Inc., Class A (China)	42,300	138,597
Webcash Corp. (South Korea)	2,200	46,109

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 35.2% (continued)
WinWay Technology Co., Ltd. (Taiwan)	4,900	$75,055
Yeahka, Ltd. (China)*	42,000	127,467

Total Information Technology		2,476,353
Materials - 3.7%
Dongsung Finetec Co., Ltd. (South Korea)	11,000	102,887
Egypt Kuwait Holding Co., S.A.E. (Egypt)*	62,340	74,610
Hansol Chemical Co., Ltd. (South Korea)	400	80,241

Total Materials		257,738
Real Estate - 3.4%
A-Living Smart City Services Co., Ltd. (China)[2]	54,100	74,901
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	50,300	96,073
PowerGrid Infrastructure Investment Trust (India)[2]	39,300	69,446

Total Real Estate		240,420

Total Common Stocks (Cost $7,105,833)		7,019,616
	Shares	Value

Participation Notes - 0.7%
Consumer Staples - 0.7%
Masan Group Corp., 11/21/22 (JPMorgan) (Vietnam)	8,700	$53,980

Total Participation Notes (Cost $21,594)		53,980
Total Investments - 100.4% (Cost $7,127,427)		7,073,596
Other Assets, less Liabilities - (0.4)%		(31,163)
Net Assets - 100.0%		$7,042,433

*	Non-income producing security.
[1]	Some of these securities, amounting to $114,127 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $764,231 or 10.9% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$237,146	$2,239,207	—	$2,476,353
Consumer Discretionary	355,210	834,443	—	1,189,653
Health Care	108,091	684,079	—	792,170
Financials	202,131	517,659	—	719,790
Communication Services	173,357	529,603	—	702,960
Industrials	—	416,505	—	416,505
Materials	—	257,738	—	257,738
Real Estate	165,519	74,901	—	240,420
Energy	—	220,903	—	220,903
Consumer Staples	—	3,124	—	3,124
Participation Notes	—	53,980	—	53,980
Total Investment in Securities	$1,241,454	$5,832,142	—	$7,073,596

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Argentina	0.5
Brazil	9.4
Cayman Islands	1.6
China	10.3
Egypt	1.1
Greece	2.1
Hong Kong	2.6
India	18.8
Indonesia	4.3
Malaysia	1.3
Mexico	2.3
Philippines	1.9
Poland	2.6
Singapore	2.0
South Africa	1.3
South Korea	15.0
Taiwan	19.6
Thailand	2.5
Vietnam	0.8
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$114,127	—	$121,274	$121,274
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.375%	08/04/22-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.